LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE

NOTE 26 - LOSS PER SHARE:

Both the basic and diluted earnings (loss) per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Year Ended December 31
	2022	2021	2020

Net loss for the year	$19,273	$39,735	$7,222
Weighted average number of ordinary shares	27,681,778	23,340,621	16,758,323
Basic and diluted loss per share	$0.70	$1.70	$0.43